Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Property And Equipment Net Details
Vehicles	$ 387,376	$ 0
Furniture and equipment	106,213	0
Technology development	1,690,664	0
Total property and equipment	2,184,253	0
Less: accumulated depreciation and amortization	150,920	0
Property and equipment, net	$ 2,033,333	$ 0